Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	₱ 311	₱ 327	₱ 311
Share-based payments (Note 26)	115	297	138
Post-employment benefits (Note 26)	21	22	58
Total compensation paid to key officers of the PLDT Group	₱ 447	₱ 646	₱ 507